Dividends on Ordinary Capital - Additional Information (Detail) € / shares in Units, € in Millions	3 Months Ended				12 Months Ended
	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 £ / shares	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 £ / shares	Dec. 31, 2020 € / shares	Dec. 31, 2020 £ / shares	Dec. 31, 2019 € / shares	Dec. 31, 2019 £ / shares
Disclosure of Dividends [Line Items]
Dividend declared | €	€ 1,125
Unilever N.V. [member]
Disclosure of Dividends [Line Items]
Dividend declared and paid during the year | € / shares					€ 1.64		€ 1.62
Unilever PLC [member]
Disclosure of Dividends [Line Items]
Dividend declared | €	€ 1,125		€ 1,073
Dividend declared and paid during the year | £ / shares						£ 1.45		£ 1.42
Dividends declared per ordinary share | £ / shares		£ 0.38		£ 0.35		£ 1.48		£ 1.43